LOANS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	$ 5,735,000	$ 8,664,000
Impaired loans, Unpaid Principal Balance and Recorded Investment	5,935,000	8,877,000
Impaired loans, Allowance for Loan Losses Allocated	14,000	14,000
Impaired loans, Average Recorded Investment, With No Related Allowance	7,984,000	6,812,000
Impaired loans, Average Recorded Investment	8,190,000	6,929,000
Impaired loans, Interest Income Recognized, With No Related Allowance	7,000	116,000
Impaired loans, Interest Income Recognized	7,000	116,000
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	7,000	116,000
Impaired loans, Cash Basis Income Recognized	7,000	116,000
Automobiles [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance		23,000
Impaired loans, Average Recorded Investment, With No Related Allowance		14,000
Impaired loans, Interest Income Recognized, With No Related Allowance		0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		0
Residential Real Estate One To Four Family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	4,694,000	7,491,000
Impaired loans, Unpaid Principal Balance and Recorded Investment, With An Allowance	200,000	213,000
Impaired loans, Unpaid Principal Balance and Recorded Investment	4,894,000	7,704,000
Impaired loans, Allowance for Loan Losses Allocated	14,000	14,000
Impaired loans, Average Recorded Investment, With No Related Allowance	6,887,000	6,108,000
Impaired loans, Average Recorded Investment, With An Allowance	206,000	117,000
Impaired loans, Interest Income Recognized, With No Related Allowance	7,000	116,000
Impaired loans, Interest Income Recognized, With An Allowance	0	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	7,000	116,000
Impaired loans, Cash Basis Income Recognized, With An Allowance	0	0
Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	444,000
Impaired loans, Average Recorded Investment, With No Related Allowance	465,000
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Commercial and industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	68,000	119,000
Impaired loans, Average Recorded Investment, With No Related Allowance	94,000	71,000
Impaired loans, Interest Income Recognized, With No Related Allowance	0	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0	0
Non residential real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	529,000	546,000
Impaired loans, Unpaid Principal Balance and Recorded Investment	529,000	546,000
Impaired loans, Average Recorded Investment, With No Related Allowance	538,000	328,000
Impaired loans, Interest Income Recognized, With No Related Allowance	0	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0	0
Farm [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance		485,000
Impaired loans, Unpaid Principal Balance and Recorded Investment	444,000	485,000
Impaired loans, Average Recorded Investment, With No Related Allowance		291,000
Impaired loans, Interest Income Recognized, With No Related Allowance		0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		$ 0